Non-interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Net fees and commissions	£ 1,219	£ 1,144
Trading income
Foreign exchange	140	125
Interest rate	298	315
Credit	(82)	(34)
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
-debt securities in issue	(7)	9
Equity, commodities and other	1	3
Income from trading activities	350	418
Profit on redemption of own debt		2
Rental income on operating lease assets and investment property	116	118
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss	(43)	(3)
Hedge ineffectiveness	12	49
Loss on disposal of amortised cost assets and liabilities	(1)	(2)
Loss on disposal of fair value through other comprehensive income assets	(4)	(24)
Share of profit/(loss) of associated entities	9	(17)
Other income	68	316
Other operating income	157	439
Non-interest income	£ 1,726	2,001
UBIDAC
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Recycled to profit or loss on disposal of businesses		305
Foreign exchange reserve | UBIDAC
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Recycled to profit or loss on disposal of businesses		£ 305